RETIREMENT PLANS	12 Months Ended
Jul. 22, 2013
Compensation And Retirement Disclosure [Abstract]
RETIREMENT PLANS

6. RETIREMENT PLANS

The Company has three non-contributory, defined benefit pension plans covering a majority of its domestic employees. The Company’s principal defined benefit pension plan provides benefits based on the employee’s years of service and final average earnings. Subsequent to the end of fiscal 2012, the Company closed this plan to new participants. The Company’s second plan provides benefits at a fixed rate per year of service for certain employees under a collectively bargaining arrangement. The Company’s third noncontributory defined benefit pension plan, which no longer accrues future benefits, covers certain eligible PLG associates. Prior to the freezing of the plan, eligible PLG participants accrued pension benefits at a fixed unit rate based on the participant’s service and compensation.

The Company has a Supplemental Executive Retirement Plan (the “SERP”) for certain current and former employees that entitles a participating employee to receive payments from the Company following retirement based on the employee’s years of service and final average earnings (as defined in the SERP). Under the SERP, the employees can elect early retirement with a corresponding reduction in benefits. The Company also has individual deferred compensation agreements with certain former employees that entitle these employees to receive payments from the Company for a period of 15 to 18 years following retirement. The Company maintains life insurance policies with a cash surrender value of $46.7 at December 29, 2012 and $38.2 at December 31, 2011 that are intended to fund deferred compensation benefits under the SERP and deferred compensation agreements.

The Company has two defined contribution 401(k) plans covering substantially all domestic employees that provides for Company contributions based on earnings. The Company recognized expense for its defined contribution plans of $2.9 in fiscal 2012, $2.5 in fiscal 2011 and $2.1 in fiscal 2010.

The Company has certain defined contribution plans at foreign subsidiaries. Contributions to these plans were $0.9 in fiscal 2012, $0.9 in fiscal 2011 and $0.9 in fiscal 2010. The Company also has a benefit plan at a foreign location that provides for retirement benefits based on years of service. The obligation recorded under this plan was $3.0 at December 29, 2012 and $3.1 at December 31, 2011 and was recognized as a deferred compensation liability on the accompanying balance sheet.

The following summarizes the status of and changes in the Company’s assets and related obligations for its pension plans (which include the Company’s defined benefit pension plans and the SERP) for the fiscal years:

(In millions)	2012	2011
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$269.1	$230.1
PLG projected benefit obligations at acquisition date	109.7	—
Service cost pertaining to benefits earned during the year	7.7	6.5
Interest cost on projected benefit obligations	15.3	13.4
Actuarial losses	55.7	30.3
Benefits paid to plan participants	(12.3)	(11.2)

Projected benefit obligations at end of the year	$445.2	$269.1

Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	$163.1	$144.4
PLG fair value of pension assets at acquisition date	72.0	—
Actual return on plan assets	26.0	(3.9)
Company contributions – pension	26.7	31.8
Company contributions – SERP	1.9	1.9
Benefits paid to plan participants	(12.4)	(11.1)

Fair value of pension assets at end of the year	$277.3	$163.1

Funded status	$(167.9)	$(106.0)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(2.4)	$(2.2)
Non current liabilities	(165.5)	(103.8)

Net amount recognized	$(167.9)	$(106.0)

Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amount net of tax: 2012 – $(90,525); 2011 – $(74,272))	$(137.9)	$(113.8)
Unrecognized prior service cost (amount net of tax: 2012 – $(228); 2011 – $(310))	(0.4)	(0.5)

Net amount recognized	$(138.3)	$(114.3)

Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	$(167.9)	$(106.0)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	46.7	38.2

Net funded status of pension plans and SERP (supplemental)	$(121.2)	$(67.8)

The accumulated benefit obligations for all defined benefit pension plans and the SERP were $425.4 at December 29, 2012 and $254.2 at December 31, 2011.

The following is a summary of net pension and SERP expense recognized by the Company:

(In millions)	2012	2011	2010
Service cost pertaining to benefits earned during the year	$(7.7)	$(6.5)	$(5.7)
Interest cost on projected benefit obligations	(15.4)	(13.4)	(12.8)
Expected return on pension assets	16.0	14.3	12.2
Net amortization loss	(20.8)	(11.9)	(10.0)

Net pension expense	$(27.9)	$(17.5)	$(16.3)

The prior service cost and actuarial loss included in accumulated other comprehensive loss and expected to be recognized in net periodic pension expense during 2013 is $0.1 and $30.4, respectively. Expense for qualified defined benefit pension plans was $20.2 in fiscal 2012, $12.6 in fiscal 2011 and $11.9 in fiscal 2010.

The weighted-average actuarial assumptions used to determine the benefit obligation amounts and the net periodic benefit cost for the Company’s pension and post-retirement plans are as follows.

	2012	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	4.30%	5.42%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	5.14%	5.94%
Expected long-term rate of return on plan assets	7.68%	8.00%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Unrecognized net actuarial losses exceeding certain corridors are amortized over a five-year period, unless the minimum amortization method based on average remaining service periods produces a higher amortization. The Company utilizes a bond matching calculation to determine the discount rate. A hypothetical bond portfolio is created based on a presumed purchase of high-quality corporate bonds with maturities that match the plan’s expected future cash outflows. The discount rate is the resulting yield of the hypothetical bond portfolio. The discount rate is used in the calculation of the year-end pension liability and service cost for the subsequent year.

The long-term rate of return is based on overall market expectations for a balanced portfolio with an asset mix similar to the Company’s, utilizing historic returns for broad market and fixed income indices. The Company’s asset allocations at fiscal year-end by asset category and fair value measurement are as follows:

(In millions)	2012
	Level 1	Level 2	Total
Equity securities	$12.8	$185.6	$198.4	71.6%
Fixed income investments	25.5	53.4	78.9	28.4%
Cash and money market investments	—	—	—	0.0%

Fair value of plan assets	$38.3	$239.0	$277.3	100.0%

	2011
	Level 1	Level 2	Total
Equity securities	$—	$119.4	$119.4	73.2%
Fixed income investments	—	43.6	43.6	26.7%
Cash and money market investments	—	0.1	0.1	0.1%

Fair value of plan assets	$—	$163.1	$163.1	100.0%

The Company’s investment policy for plan assets uses a blended approach of U.S. and foreign equities combined with U.S. fixed income investments. Policy guidelines indicate that total equities should not exceed 80% and fixed income securities should not exceed 35%. Within the equity and fixed income classifications, the investments are diversified.

The Company expects to contribute approximately $2.4 to its qualified defined benefit pension plans and approximately $2.4 to the SERP in fiscal 2013.

Expected benefit payments for the five years subsequent to 2012 and the sum of the five years following those are as follows:

(In millions)	2013	2014	2015	2016	2017	2018-2022
Expected benefit payments	$16.7	$18.6	$19.4	$20.4	$21.1	$119.0